Schedule of Error Corrections And Prior Period Adjustments (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives loss	$ (143,773)	$ 434,275	$ 54,089	$ 1,675,275	$ 2,216,488	$ (189,000)
Additional Paid-in Capital [Member]
Stock compensation						7,843,052	$ 8,009,461
Accrued dividends						402,064
Issuance cost						174,082
Warrants						416,266
Warrants from liability						881,554
Debt instrument						2,213,498
Increase decrease of notes payable							7,351
Increase decrease in preferred stock							89,118
Retained Earnings [Member]
Stock compensation						8,009,461	8,009,461
Accrued dividends						402,064
Issuance cost						166,407	55,182
Fair value of warrants						240,930	240,930
Derivatives loss						296,151
Net income loss						$ 1,967,621
Increase decrease of notes payable							274,048
Increase decrease in preferred stock							89,118
Increase decrease in dividend liability							$ 331,059